Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Foreign exchange rate valuation (gain) loss	$ 161	$ (101)	$ (78)
Pension and Retirement Plans | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	4,028	4,199	4,515
Current Service Cost	235	233	246
Effect of curtailment	(108)	(144)	(86)
Interest expense	361	346	317
Actuarial (gains) or losses	726	(214)	(355)
Foreign exchange rate valuation (gain) loss	203	(151)	(134)
Benefits paid	(462)	(378)	(355)
Past service cost	101	137	47
Business acquisitions	0	0	4
Balance at end of year	5,084	4,028	4,199
Seniority premiums | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	958	926	978
Current Service Cost	96	87	94
Effect of curtailment	(8)	(14)	(9)
Interest expense	97	88	76
Actuarial (gains) or losses	339	29	(97)
Benefits paid	(183)	(166)	(128)
Past service cost	39	8	6
Business acquisitions	0	0	6
Balance at end of year	$ 1,338	$ 958	$ 926